CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 441		$ 280
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	32,877,118	32,877,118	32,547,151	32,547,151
Ordinary shares, shares outstanding	32,877,118	32,877,118	32,547,151	32,547,151